Significant accounting policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant accounting policies
2. Significant accounting policies
2.1 Basis of preparation
The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The financial statements are presented in pound sterling (“£’000”), which is the functional and presentational currency of the Group. All amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units, unless otherwise stated.
2.2 Revision of previously issued financial statements
During 2019, we identified a classification error in our statement of comprehensive loss for the year ended December
31, 2018 related to loan modification expense. In correcting the error, administrative expenses reduced by £0.7 million and finance charges increased by an equivalent amount. There was no impact on net loss. We evaluated the materiality of the error quantitatively and qualitatively and concluded it was not material to our previously issued Consolidated Financial Statements as a whole for the year ended and as of December 31, 2018. Please refer to Financial statement notes 9 and 19.
2.
3
 Basis of consolidation
The consolidated financial information comprises the financial statements of Mereo BioPharma Group plc and its subsidiaries as at December 31, 2019. Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated in preparing the consolidated financial statements. Accounting policies of subsidiaries are consistent with the policies adopted by the Group.
The Company has an employee share trust to facilitate share transactions pursuant to employee share schemes. Although the trust is a separate legal entity from the Group, it is consolidated into the Group’s results in accordance with the IFRS 10 rules on special purpose vehicles. The Company is deemed to control the trust principally because the trust cannot operate without the funding the Group provides.
2.
4
 Segmental information
Management views the Group as a single portfolio of product candidates. Only research and development expenses are monitored at a product candidate level, however the Chief Operating Decision Maker (“CODM”) makes decisions over resource allocation at an overall portfolio level. The Group’s financing is managed and monitored on a consolidated basis.
Following the acquisition of OncoMed during the year,
non-current
assets held by the Group are located in the United Kingdom and United States. As at December 31, 2019, approximately £22.4 million of non-current
assets are located in the United States.

The Group’s CODM is the executive leadership team which is comprised of several individuals including the Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”). The executive leadership team is responsible for managing the operating results of the business.
The operations of the Group are mostly influenced by the timing of progression on underlying clinical development programmes across product candidates which remain under development.
2.5 Going concern
As at May 31, 2020 the group had total cash resources* £10.1 million. Taken together with the private placement which completed on June 3, 2020 and which raised net proceeds of approximately £51.4 million, the group has current total cash resources of £61.5 million.
The Directors have prepared detailed cashflow forecasts for the 30-month period to December 31, 2022 based on delivering
the business plan objectives set out in the strategic report which include:

•	Completion of the adult Phase 2b extension study for setrusumab

•	Completion of the current Phase 2 study for alvelestat

•	Commencement later in 2020 of a new Phase 1b study for etiligimab
These forecasts indicate that the group has a total cash runway into 2022 and will have sufficient funds to meet its liabilities as they fall due for at least the next 12 months.
In preparing these forecasts the directors have considered the impact of COVID-19 and in particular the unprecedented burden on health systems in impacted countries around the world. As a result, clinical centres have diverted resources away from the performance of clinical trials and because of that and the vulnerability of patients in the Company’s setrusumab clinical development program for osteogenesis imperfecta (OI) and its Phase 2 alvelestat program for patients with alpha-1 antitrypsin deficiency (AATD), the Company’s clinical activities will face some delays. AATD patients, in particular, are at greater risk from COVID-19 given that the condition is a respiratory and lung condition, for this reason, our Phase 2 alvelestat trial will be delayed with topline data now expected in 2021. Subject to a partnership, we are also currently planning to initiate a Phase 3 study in children with OI in late 2020, however, the initiation of the study may also be delayed.
In addition, the Directors have considered a downside scenario involving an increase in operating overheads, an increase in the costs of setting up and running the planned Phase 1b study for etiligimab when this study is contracted out to third parties and increased investment in manufacturing development costs for setrusumab. In addition, In this scenario the forecasts also indicate that the group will have sufficient funds to meet its liabilities as they fall due for at least the next 12 months.
In both scenarios the Directors have not taken into account potential income from partnering one or more of its assets which would increase the cash resources available to the
Group
.
In conclusion, although the Group continues to make losses, the directors believe it is appropriate to prepare the financial information on the going concern basis. This is because the Group’s development into new products continues to progress according to plan and the funding secured to date, together with the funds that have come into the Group since the year end (as described more fully in Note 30) will allow it to meet its liabilities as they fall due for at least 12 months from the date of authorization for the issue of these consolidated financial statements.

•	Total cash resources are a non-GAAP measure being cash and short-term deposits and short-term investments
2.
6
 Summary of significant accounting policies
a) Taxes
Tax expense recognized in the statement of comprehensive income comprises the sum of deferred tax and current tax not recognized in other comprehensive income or directly in equity
Current income tax
Current income tax assets and / or liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period within the jurisdictions that the Group operates in.
Amounts receivable in respect of research and development tax credits are recognized in the financial statements provided there is sufficient evidence that the amounts are recoverable. These credits are recognized within income tax in the consolidated statement of comprehensive loss.
Deferred tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred income tax assets are recognized for all deductible temporary differences, carry-forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured on an undiscounted basis at the tax rates that are expected to apply to the year when the asset is realized, based on tax rates (and tax laws) enacted or substantively enacted at the end of the reporting period.
IFRIC 23, Uncertainty over Income Tax Treatments
In June 2017, the IASB issued IFRIC Interpretation 23, Uncertainty over Income Tax Treatments (IFRIC 23), which addresses how uncertain tax positions should be accounted for under IFRS. IFRIC 23 requires that, where acceptance of the tax treatment by the relevant tax authority is considered probable, it should be assumed as an accounting recognition matter that treatment of the item will ultimately be accepted. Therefore, no tax provision would be required in such cases. However, if acceptance of the tax treatment is not considered probable, the entity is required to reflect that uncertainty using an expected value (i.e., a probability-weighted approach) or the single most likely amount. IFRIC 23 is mandatorily effective for accounting periods beginning on or after 1 January 2019 and any resulting change to the tax provisions should be recognized in retained earnings. Mereo has recognized a net tax expense of nil in retained earnings on 1 January 2019 in respect of the adoption of IFRIC 23.
b) Foreign currencies
Items included in the financial statements are measured using the curren cy
of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in pound sterling (“£”), which is the functional and presentational currency of the Group.
Transactions in foreign currencies are initially recorded by the Group’s entities at the rate ruling on the date the transaction first qualifies for recognition. Differences arising on settlement or translation of monetary items are recognized in the consolidated statement of comprehensive loss, as well as gains or losses on the retranslation of foreign currency balances at the year end.
The results and financial position of Group entities that have a functional currency different from the presentational currency of the Group are translated into the presentational currency (pound sterling). The assets and liabilities of such entities are translated into pound sterling at the rate of exchange ruling at the balance sheet date. Income and expenses are translated at the average rate for the period. Fair value adjustments arising on acquisition of such entities are treated as assets and liabilities of the relevant entity and translated into pound sterling at the closing rate. The exchange differences arising on translation for consolidation are recognized in other comprehensive income.
c) Property, plant and equipment
Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the plant and equipment if the recognition criteria are met. All other repair and maintenance costs are recognized in profit or loss as incurred.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

•	Leasehold improvements ten years

•	Office equipment five years

•	IT equipment three years
The
right-of-use
assets are presented within the same line item as that within which the corresponding underlying assets would be presented if they were owned – for the Group this is property, plant and equipment.
Right-of-use
 assets are depreciated over the shorter period of lease term and useful life of the underlying asset.

•	Right-of-use asset (building) six to nine years

•	Right-of-use asset (equipment) one to two years
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of comprehensive loss when the asset is derecognized.
The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.
d) Business combinations
Business combinations are accounted for using the acquisition method of accounting. At the date of the acquisition, the Group initially recognizes the fair value of the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquired business.
The consideration transferred is measured at fair value at the date acquisition. The excess of the consideration transferred over the fair value of net identifiable assets of the business acquired is recorded as goodwill, unless the amount of consideration transferred is less than the fair value of net identifiable assets of the business acquired in which case the difference is recognized directly in the consolidated statement of comprehensive loss as a bargain purchase. A valuation is performed of assets and liabilities assumed on each acquisition accounted for as a business combination based on our best estimate of fair value.
Where the settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value. Contingent consideration is classified either as equity or a financial liability and is recognized at fair value on the acquisition date. Amounts classified as a financial liability are subsequently remeasured to fair value in accordance with IFRS 9 (Financial Instruments), with changes in fair value recognized in the consolidated statement of comprehensive loss as an administrative expense.
Directly attributable acquisition-related costs are expensed as incurred within the consolidated statement of comprehensive loss.
d) Leases (IFRS 16)
Effective January 1, 2019, the Group implemented IFRS 16 (Leases). IFRS 16 (Leases) replaces existing guidance, including IAS 17 (
L
eases), and sets out the principles for recognition and measurement of leases. The new standard results in an increased volume of disclosure information in these consolidated financial statements.
For further information, refer to Note 4.
e) Intangible assets
Intangible assets are initially recorded at cost which has been determined as the fair value of the consideration paid and payable. Assets that have been acquired through a business combination are initially recorded at fair value. The fair value of consideration is regularly reviewed based on the probability of achieving contractual milestones.

Intangible assets are reviewed for impairment at each reporting date by allocating the assets to the cash-generating units to which they relate. The estimated useful life is the lower of the legal duration and economic useful life. The estimated useful lives of intangible assets are regularly reviewed on an at least annual basis.
Where the consideration paid or payable is in shares, the cost is measured in accordance with IFRS 2 (Share Based Payments).
Amortization would commence when product candidates underpinned by the intangible asset become available for commercial use. No amortization has been charged to date, as the product candidates underpinned by the intellectual property rights are not yet available for commercial use.
f) Financial instruments
Financial assets and liabilities are recognized in the consolidated balance sheet only when the Group becomes party to the contractual provisions of the instrument.
Financial assets
On initial recognition, a financial asset is classified into one of three primary measurement categories:

•	Amortized cost;

•	Fair value through OCI (“FVOCI”); or

•	Fair value through profit or loss (“FVTPL”).
The initial classification into a primary measurement category depends on the nature and purpose of the financial asset.
For each reporting period covered herein, the Group’s financial assets were restricted to financial assets held at FVOCI. This relates to short-term investments which are not classified as cash and short-term deposits and are held in a business model whose objective is achieved by both collecting contractual cash flows and selling the short-term investment on maturity.
For short-term investments, interest income and impairment gains or losses are recognized directly in the consolidated statement of comprehensive loss. The difference between cumulative fair value gains or losses and the cumulative amounts recognized in the consolidated statement of comprehensive loss is recognized in other comprehensive income until derecognition, when the amounts in other comprehensive income are reclassified to the consolidated statement of comprehensive loss.
g) Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•	Level 2 — valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3 — valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
h) Impairment of
non-financial
assets
Further disclosures relating to impairment of
non-financial
assets are also provided in the following notes:

•	Disclosures for significant assumptions Note 3

•	Property, plant and equipment Note 12

•	Intangible assets not yet available for use Notes 13 and 14
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.
Impairment losses are recognized in the statement of comprehensive loss in expense categories consistent with the function of the impaired asset.
An assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or cash-generating unit’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of comprehensive loss unless the asset is carried at a revalued amount, in which case the reversal is treated as a revaluation increase.
i) Cash and short-term deposits
Cash and short-term deposits in the balance sheet comprise cash at banks and on hand and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.
j) Short-term investments
Cash held on deposit for terms greater than three months are recognized at fair value in the balance sheet with fair value changes recognized in other comprehensive income. Interest revenue, impairment gains and losses, and a portion of foreign exchange gains and losses, are recognized in profit and loss.
When the short-term investment is derecognized or reclassified, changes in fair value previously recognized in other comprehensive income and accumulated in equity are reclassified to profit and loss.
k) Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the statement of comprehensive loss net of any reimbursement.
If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
l) Share-based payments
Employees (including executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity settled transactions).
Incentives in the form of shares are provided to employees under various plans (Note 26). Executive officer have outstanding shares under a deferred bonus share plan (“DBSP Plan”) and a long-term incentive plan (“LTIP Plan”).
In accordance with IFRS 2 Share-based Payment (“IFRS 2”), charges for these incentives are expensed through the consolidated statement of comprehensive loss on a straight-line basis over their vesting period, based on the Group’s estimate of shares that will eventually vest. The total amount to be expensed is determined by reference to the fair value of the options or awards at the date they were granted. For LTIP shares, the fair value on grant date excludes the impact of any non-market vesting conditions – these are instead taken into account by adjusting the number of equity instruments included in the measurement of the share-based payment transaction and are adjusted each period until such time as the equity instruments vest.
Share options awarded to non-employees are accounted for as options awarded to employees as the value of non-employee services could be readily determined.

In accordance with IFRS 2, the cancellation of share options is accounted for as an acceleration of the vesting period and therefore any amount unrecognized that would otherwise have been charged in future accounting periods is recognized immediately. When options are forfeited, the accounting expense for any unvested awards is reversed.
Purchases, where consideration is satisfied by issuing equity shares, is accounted for as equity settled share-based payment transactions in accordance with IFRS 2. Fair value is determined by the share price at the date of purchase.
m) Costs of issuing capital
Incremental costs incurred and directly attributable to the offering of equity securities are deducted from the related proceeds of the offering. The net amount is recorded as share premium in the period when such shares are issued. Where such expenses are incurred prior to the offering they are recorded in prepayments until the offering completes. Other costs incurred in such offerings are expensed as incurred and included in general and administrative expenses.

n) Convertible loan instrument

Convertible loan notes are regarded as compound instruments consisting of a liability component and an equity component. At the date of issue, the fair value of the liability component is estimated using a discount rate for an equivalent liability without the conversion feature. The difference between the proceeds of issue of the convertible loan note and the fair value assigned to the liability component is included in equity.
o) Employee Benefit Trust
The Group operates an Employee Benefit Trust (“EBT”), the Mereo BioPharma Group plc Employee Benefit Trust.
The EBT has been established to fulfil awards made under the DBSP Plan and the LTIP Plan. The EBT is a Jersey-based trust which is funded by a loan from the Company, which it will utilize to buy shares at nominal value from the Company in sufficient quantity to fulfil the envisaged awards. The EBT will acquire shares in the Company and these will be deducted from the shareholders’ funds on the consolidated balance sheet at the cost of acquisition less proceeds on disposal.
Shares held by the EBT are included in the consolidated balance sheet as a reduction in equity.
The Group treats the EBT as an extension of the Group and the Company as it is ultimately controlled by the Company and therefore consolidated.
p) R&D costs
Expenditure on product development is capitalized as an intangible asset and amortized over the expected useful economic life of the product candidate concerned. Capitalization commences from the point at which technical feasibility and commercial viability of the product candidate can be demonstrated and the Group is satisfied that it is probable that future economic benefits will result from the product candidate once completed. Capitalization ceases when the product candidate receives regulatory approval for launch. No such costs have been capitalized to date.
Expenditure on R&D activities that do not meet the above criteria, including ongoing costs associated with acquired intellectual property rights and intellectual property rights generated internally by the Group, is charged to the statement of comprehensive loss as incurred. Intellectual property and in-process R&D from asset acquisitions are recognized as intangible assets at cost.
q) Provision for deferred cash consideration
Provision for deferred cash consideration consists of future payments which are contractually committed but not yet certain. In respect of products which are not yet approved, such deferred cash consideration excludes potential milestones, royalties or other payments that are deemed to be so uncertain as to be unquantifiable. Deferred cash consideration is recognized as a liability with the amounts calculated as the risk adjusted net present value of anticipated deferred payments.

The provision is reviewed at each balance sheet date and adjusted based on the likelihood of contractual milestones being achieved and therefore the deferred payment being settled. Increases in the provision relating to changes in the probability are recognized as an intangible asset. Increases in the provision relating to the unwinding of the time value of money are recognized as a finance expense.
r) Bank loan
Borrowings (including interest-bearing loans) are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Under the effective interest method, amortization is included as a finance charge in the consolidated statement of comprehensive loss.
The Group’s policy is to account for non-substantial modifications to financial liabilities measured at amortized cost through a gain or loss which is recorded in the consolidated statement of comprehensive loss. The gain or loss is calculated as the difference between the original contractual cash flows and the modified cash flows, discounted at the original effective interest rate.
For substantial modifications, the Group’s policy is to derecognize the existing financial liability and in turn recognize a new financial liability.
Borrowings are removed from the balance sheet when the obligation specified in the contract is discharged, cancelled or expired.
s) Associated warrants
The Group has issued certain warrant instruments to its lenders (Note 19).
As the terms of the warrant instruments allow for a cashless exercise, the Group’s policy is to account for the associated warrant instruments at fair value with changes in the fair value recognized in the consolidated statement of comprehensive loss (see Note 21).

t) The Alpha-1 Project (TAP) funding agreement and associated warrants
The agreement is accounted for as a compound instrument which includes both debt and equity components. The liability is measured first at fair value and the residual value allocated to the equity component. The difference between the funding payment amount received and the measurement of the liability will be allocated to the warrants and recognized in equity. The value of warrants in equity will not be subsequently remeasured as the warrants will be settled by providing a fixed number of shares for a fixed amount of cash.